Statements of Stockholders' Equity (Deficit) (Sound Concepts Inc.) - Sound Concepts, Inc. [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total [Member]
Balance at Dec. 31, 2015	$ 3,000	$ 465,000	$ (445,000)	$ 423,000	$ 446,000
Balance, shares at Dec. 31, 2015	122,000
Net income (loss)				(745,000)	(745,000)
Balance at Dec. 31, 2016	$ 3,000	465,000	(445,000)	(322,000)	(299,000)
Balance, shares at Dec. 31, 2016	122,000
Net income (loss)				(15,000)	(15,000)
Balance at Dec. 31, 2017	$ 3,000	465,000	(445,000)	(337,000)	(314,000)
Balance, shares at Dec. 31, 2017	122,000
Net income (loss)				533,000	533,000
Balance at Nov. 30, 2018	$ 3,000	465,000	(445,000)	196,000	219,000
Balance, shares at Nov. 30, 2018	122,000
Balance at Dec. 31, 2017	$ 3,000	$ 465,000	$ (445,000)	$ (337,000)	$ (314,000)
Balance, shares at Dec. 31, 2017	122,000